Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Numerator
Net income	$ 44,266	$ 91,530	$ 101,727	$ 116,873	$ 107,209	$ 119,264	$ 112,560	$ 97,793	$ 354,396	$ 436,826	$ 409,331
Net income and dividends attributable to participating restricted shares									(2,650)	(3,517)	(3,592)
Numerator for basic earnings per common share									351,746	433,309	405,739
Undistributed income allocated to participating restricted shares									1,617	2,512	2,604
Undistributed income reallocated to participating restricted shares									(1,603)	(2,488)	(2,569)
Numerator for diluted earnings per common share									$ 351,760	$ 433,333	$ 405,774
Denominator
Weighted average number of shares outstanding - basic									142,422	146,017	149,168
Weighted average number of participating restricted shares									(1,065)	(1,176)	(1,309)
Weighted average number of common shares - basic									141,357	144,841	147,859
Effect of assumed conversion of 0.5% convertible notes											5
Effect of dilutive stock options granted									1,282	1,414	2,002
Weighted average number of common shares - diluted									142,639	146,255	149,866
Basic earnings per common share	$ 0.31	$ 0.64	$ 0.71	$ 0.81	$ 0.74	$ 0.82	$ 0.77	$ 0.67	$ 2.49	$ 2.99	$ 2.74
Diluted earnings per common share	$ 0.31	$ 0.64	$ 0.70	$ 0.80	$ 0.73	$ 0.81	$ 0.76	$ 0.66	$ 2.47	$ 2.96	$ 2.71